Business Combination (Tables)	12 Months Ended
Mar. 31, 2026
Business Combination
Schedule of unaudited pro forma revenues and net income/ (loss) assuming the acquisition

The following table represents the unaudited pro forma revenues and net income/ (loss) assuming the acquisition of Globe occurred on April 1, 2023.

	March 31,
	2024	2025
	(unaudited)	(unaudited)
Revenue	2,522,464	2,504,931
Net Income/ (loss)	83,321	(25,305)

Schedule of purchase consideration for acquisition

Purchase consideration for the above acquisition has been fair valued at INR 1,280,000 as at September 10, 2024 which has been duly paid to the sellers.

The fair values of the identifiable assets and liabilities of Globe as at the date of acquisition were:

Net working capital (including cash)*	559,000
Property, plant and equipment	46,000
Trademarks	315,870
Customer base and relationships	189,780
Vendor base and relationships	138,030
Borrowings	(523,990)
Deferred tax asset	4,570
Deferred tax liability	(172,789)
Total identifiable net assets at fair value	556,471
Goodwill	723,529
Total purchase consideration	1,280,000

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	3,000
Cash paid	(1,280,000)
Net cash flow on acquisition	(1,277,000)

The fair values of the identifiable assets and liabilities of ANN as at the date of acquisition were:

Net working capital (including cash)	(6,400)
Total identifiable net assets at fair value	(6,400)
Non-controlling interests measured at fair value	(200)
Deferred tax assets	26,410
Total enterprise value (including fair value of existing 50% stake)	19,810

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	2,870
Cash paid	(9,800)
Net cash flow on acquisition	(6,930)

Schedule of values and lives of intangibles recognized on acquisition

The table below shows the values and lives of intangibles recognized on acquisition:-

	Life (years)
Supplier relationship	15	138,030
Trademarks	15	315,870
Customer relationship	15	189,780
Total Intangibles		643,680